American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
November 30, 2023

Quality Preferred ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
PREFERRED STOCKS — 82.1%
Automobiles — 2.4%
Ford Motor Co., 6.00%(1)	14,196	336,587
Ford Motor Co., 6.20%	9,225	224,075
Ford Motor Co., 6.50%	9,726	230,312
General Motors Financial Co., Inc., Series C, 5.70%(1)	345,000	303,746
		1,094,720
Banks — 18.7%
Bank of America Corp., 5.875%	561,000	514,027
Bank of America Corp., 5.875%	8,688	207,991
Bank of America Corp., 6.00%(1)	16,431	405,681
Bank of America Corp., 6.125%	351,000	342,083
Bank of America Corp., 6.25%	468,000	462,781
Citigroup, Inc., 6.30%(1)	1,031,000	1,018,041
Citizens Financial Group, Inc., 6.35%	16,427	396,219
Citizens Financial Group, Inc., Series E, 5.00%	7,458	144,089
Fifth Third Bancorp, 6.00%	8,951	215,003
First Citizens BancShares, Inc., 5.375%	5,605	113,501
Hancock Whitney Corp., 6.25%	5,851	141,828
Huntington Bancshares, Inc., Series H, 4.50%	15,484	274,067
JPMorgan Chase & Co., 5.75%(1)	13,348	323,422
JPMorgan Chase & Co., 8.94%(1)	646,000	650,659
JPMorgan Chase & Co., Series GG, 4.75%	11,486	238,909
JPMorgan Chase & Co., Series JJ, 4.55%(1)	12,044	241,482
JPMorgan Chase & Co., Series LL, 4.625%(1)	11,979	244,012
JPMorgan Chase & Co., Series MM, 4.20%(1)	12,741	239,531
Old National Bancorp, 7.00%	8,312	201,815
PNC Financial Services Group, Inc., 6.20%	570,000	539,752
Regions Financial Corp., 5.70%	7,756	154,034
Truist Financial Corp., 4.80%	318,000	281,733
USB Capital IX, 6.68%	342,000	260,438
Wells Fargo & Co., 5.90%	950,000	937,422
		8,548,520
Capital Markets — 13.2%
Affiliated Managers Group, Inc., 4.20%	9,045	141,916
Affiliated Managers Group, Inc., 5.875%	29,615	634,057
Charles Schwab Corp., series J, 4.45%(1)	11,632	221,706
Goldman Sachs Group, Inc., 6.375%	12,901	325,750
Goldman Sachs Group, Inc., 6.38%	10,665	231,324
KKR Group Finance Co. IX LLC, 4.625%	13,251	237,988
Morgan Stanley, 6.375%(1)	17,592	438,745
Morgan Stanley, Series A, 6.36%	22,722	484,206
Morgan Stanley, Series P, 6.50%(1)	7,934	204,697
Oaktree Capital Group LLC, 6.55%	31,845	664,924
Oaktree Capital Group LLC, 6.625%	31,487	658,078
State Street Corp., 5.625%	955,000	940,722
State Street Corp., 5.90%(1)	27,011	673,384
Stifel Financial Corp., 6.25%	6,917	162,480
		6,019,977
Consumer Finance — 2.1%
Capital One Financial Corp., 4.375%	14,803	236,996

Capital One Financial Corp., Series I, 5.00%	19,251	349,213
Synchrony Financial, Series A, 5.625%	22,329	371,778
		957,987
Diversified Telecommunication Services — 3.5%
AT&T, Inc., 5.00%	19,446	390,087
AT&T, Inc., 5.35%	32,868	748,733
AT&T, Inc., Series C, 4.75%	24,874	477,581
		1,616,401
Electric Utilities — 5.8%
Brookfield Infrastructure Finance ULC, 5.00%	9,473	154,126
Duke Energy Corp., 5.625%	20,841	505,394
NextEra Energy Capital Holdings, Inc., 5.65%	18,276	458,728
SCE Trust VI, 5.00%	18,680	363,139
Southern Co., 4.20%	59,389	1,165,806
		2,647,193
Financial Services — 0.6%
Equitable Holdings, Inc., 5.25%(1)	13,857	287,256
Food Products — 0.9%
CHS, Inc., 6.75%	8,260	209,391
CHS, Inc., 7.10%	8,170	212,828
		422,219
Gas Utilities — 0.4%
Spire, Inc., Series A, 5.90%	6,595	157,357
Insurance — 14.9%
AEGON Funding Co. LLC, 5.10%	11,215	235,178
American Equity Investment Life Holding Co., 5.95%	10,237	231,049
American Equity Investment Life Holding Co., 6.625%	4,925	118,791
Arch Capital Group Ltd., 5.45%(1)	9,722	219,425
Aspen Insurance Holdings Ltd., 5.625%	9,722	189,385
Athene Holding Ltd., 4.875%	7,154	122,763
Athene Holding Ltd., 5.625%	17,552	362,800
Athene Holding Ltd., 6.35%	7,207	171,743
Athene Holding Ltd., 6.375%(1)	7,588	187,955
Axis Capital Holdings Ltd., 5.50%	9,899	210,255
Brighthouse Financial, Inc., 5.375%	10,750	190,490
Brighthouse Financial, Inc., 6.60%	14,196	304,504
Enstar Group Ltd., 7.00%	16,691	392,739
Globe Life, Inc., 4.25%	8,401	155,839
Hartford Financial Services Group, Inc., 6.00%(1)	27,004	683,201
MetLife, Inc., 5.625%(1)	44,392	1,052,534
MetLife, Inc., 6.67%	5,192	118,118
Progressive Corp., 8.21%	490,000	484,401
Prudential Financial, Inc., 4.125%(1)	9,990	192,707
Prudential Financial, Inc., 5.95%(1)	9,214	234,036
RenaissanceRe Holdings Ltd., 5.75%	28,645	664,850
W R Berkley Corp., 5.10%	5,545	122,988
W R Berkley Corp., 5.70%	5,775	136,117
		6,781,868
Leisure Products — 0.4%
Brunswick Corp., 6.625%	6,408	164,237
Mortgage Real Estate Investment Trusts (REITs) — 5.8%
AGNC Investment Corp., 6.125%	19,279	415,655
AGNC Investment Corp., 6.50%	18,366	430,683
Annaly Capital Management, Inc., 6.50%	14,365	358,263
Chimera Investment Corp., 7.75%	8,895	172,118

Chimera Investment Corp., 8.00%	16,521	377,670
MFA Financial, Inc., 6.50%	15,759	326,212
Rithm Capital Corp., 6.375%	27,625	565,760
		2,646,361
Multi-Utilities — 5.6%
Algonquin Power & Utilities Corp., 6.20%(1)	7,107	177,675
Brookfield Infrastructure Partners LP, Series 14, 5.00%	9,332	144,179
CMS Energy Corp., 5.875%	12,485	301,513
CMS Energy Corp., 5.875%	8,816	216,433
Dominion Energy, Inc., Series C, 4.35%(1)	473,000	407,461
DTE Energy Co., 4.375%	9,033	184,544
NiSource, Inc., 6.50%	14,362	360,917
Sempra, 4.875%(1)	413,000	396,757
Sempra, 5.75%	15,527	376,530
		2,566,009
Real Estate Management and Development — 0.7%
Brookfield Property Partners LP, 5.75%	27,700	337,386
Residential REITs — 0.5%
American Homes 4 Rent, Series G, 5.875%	9,474	223,965
Retail REITs — 0.7%
Agree Realty Corp., Series A, 4.25%	7,974	143,931
Kimco Realty Corp., 5.25%(1)	8,432	193,683
		337,614
Specialized REITs — 4.1%
Digital Realty Trust, Inc., 5.25%	6,919	152,495
Digital Realty Trust, Inc., series K, 5.85%	5,976	145,038
Public Storage, 5.05%(1)	8,736	204,422
Public Storage, 5.15%(1)	13,382	313,808
Public Storage, Series I, 4.875%(1)	6,199	135,448
Public Storage, Series L, 4.625%	14,824	309,377
Public Storage, Series P, 4.00%(1)	16,985	312,184
Public Storage, Series R, 4.00%	17,331	317,677
		1,890,449
Trading Companies and Distributors — 1.2%
Triton International Ltd., 6.875%	14,706	335,444
WESCO International, Inc., 10.625%	7,272	196,344
		531,788
Wireless Telecommunication Services — 0.6%
United States Cellular Corp., 6.25%	14,677	284,587
TOTAL PREFERRED STOCKS (Cost $38,713,523)		37,515,894
CORPORATE BONDS — 11.4%
Insurance — 7.3%
Allstate Corp., VRN, 8.58%, (3-month SOFR plus 3.20%), 8/15/53	686,000	677,101
Allstate Corp., VRN, 6.50%, 5/15/67	1,031,000	953,130
Nippon Life Insurance Co., VRN, 5.10%, 10/16/44(2)	439,000	433,225
Prudential Financial, Inc., VRN, 6.00%, 9/1/52	1,337,000	1,265,577
		3,329,033
Multi-Utilities — 2.2%
CMS Energy Corp., VRN, 4.75%, 6/1/50	450,000	389,843
Dominion Energy, Inc., VRN, 5.75%, 10/1/54	625,000	606,831
		996,674
Oil, Gas and Consumable Fuels — 1.3%
Enbridge, Inc., VRN, 5.50%, 7/15/77	179,000	157,686
Transcanada Trust, VRN, 5.30%, 3/15/77	481,000	423,038
		580,724

Wireless Telecommunication Services — 0.6%
Vodafone Group plc, VRN, 4.125%, 6/4/81	379,000	306,102
TOTAL CORPORATE BONDS (Cost $5,263,460)		5,212,533
CONVERTIBLE PREFERRED STOCKS — 3.3%
Banks — 1.9%
Wells Fargo & Co., 7.50%	780	875,258
Hotel & Resort REITs — 0.8%
RLJ Lodging Trust, Series A, 1.95%(1)	13,956	333,967
Oil, Gas and Consumable Fuels — 0.6%
El Paso Energy Capital Trust I, 4.75%, 3/31/28(1)	5,901	274,987
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,495,895)		1,484,212
SHORT-TERM INVESTMENTS — 9.0%
Money Market Funds — 9.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,100,784	1,100,784
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,027,666	3,027,666
TOTAL SHORT-TERM INVESTMENTS (Cost $4,128,450)		4,128,450
TOTAL INVESTMENT SECURITIES — 105.8% (Cost $49,601,328)		48,341,089
OTHER ASSETS AND LIABILITIES — (5.8)%		(2,661,941)
TOTAL NET ASSETS — 100.0%		$45,679,148

NOTES TO SCHEDULE OF INVESTMENTS
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,960,954. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $433,225, which represented 0.9% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,031,707, which includes securities collateral of $4,041.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$29,975,871	$7,540,023	—
Corporate Bonds	—	5,212,533	—
Convertible Preferred Stocks	608,954	875,258	—
Short-Term Investments	4,128,450	—	—
	$34,713,275	$13,627,814	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.